Acquisition of Aquila Biolabs GmbH (Details 1) - USD ($)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Earnings per share basic										$ (1.00)
Earnings per share Diluted										$ (1.00)
Revenues	$ 2,982,500		$ 2,777,000		$ 5,787,900	$ 5,237,800	$ 5,641,900	$ 5,758,600	$ 11,400,500	$ 9,775,200
Net loss	$ (2,292,000)	$ (2,370,500)	$ (10,027,800)	$ (1,535,000)	$ (4,662,500)	$ (4,079,400)	$ (11,562,800)	$ (2,105,300)	$ (13,668,100)	(3,672,500)
Pro forma information
Revenues										10,023,200
Net loss										$ (4,476,500)